Summary of Significant Accounting Policies - Property and Equipment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Property and Equipment, net
Residual value (as a percentage)	5.00%
Consumer accounts receivables financial assets	¥ 87,160
Proceeds from derecognition	¥ 87,160
Software
Property and Equipment, net
Estimated useful lives	P10Y
Transportation equipment
Property and Equipment, net
Estimated useful lives	P4Y
Leasehold improvements
Property and Equipment, net
Estimated useful lives	P5Y
Minimum | Electronic equipment
Property and Equipment, net
Estimated useful lives	P3Y
Minimum | Office equipment
Property and Equipment, net
Estimated useful lives	P3Y
Maximum | Electronic equipment
Property and Equipment, net
Estimated useful lives	P5Y
Maximum | Office equipment
Property and Equipment, net
Estimated useful lives	P5Y